Statement of Changes in Net Assets Available for Benefits - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 77,489,667
Interest and dividends	36,622,694
Total investment gain	114,112,361
Interest income on notes receivable from participants	677,907
Contributions:
Participant	47,067,601
Rollover	4,569,908
Employer	22,673,676
Total contributions	74,311,185
Total additions	189,101,453
Benefits paid to participants	81,863,589
Administrative expenses	1,267,776
Total deductions	83,131,365
Net increase in net assets available for benefits	105,970,088
Net assets available for benefits, beginning of year	658,335,629
Net assets available for benefits, end of year	$ 764,305,717